Net Loss Per Share - Computation of Basic and Diluted Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net Income Loss Available To Common Stockholders Diluted [Abstract]
Net loss attributable to ordinary shareholders	¥ (1,441,913)	$ (226,268)	¥ (4,177,899)	¥ (1,564,285)
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	494,055,703	494,055,703	93,503,437	57,410,827
Basic and diluted loss per share | (per share)	¥ (2.92)	$ (0.46)	¥ (44.68)	¥ (27.25)